Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 24,149	$ 28,471
Facility loan / Term loan, including interest	56,710	80,141
Lease Liabilities	2,720	1,108
Financial liabilities	83,579	109,720
Accounts payable and accrued liabilities carrying amount	24,149	28,471
Lease liabilitites	1,174	994	$ 1,922
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities carrying amount	24,149	28,471
Term loan, including interest, Carrying amount	44,432	57,974
Lease liabilitites	1,174	994
Financial liabilities	69,755	87,439
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	24,149	28,471
Facility loan / Term loan, including interest	7,047	17,416
Lease Liabilities	425	487
Financial liabilities	31,621	46,374
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Facility loan / Term loan, including interest	33,375	50,348
Lease Liabilities	448	516
Financial liabilities	33,823	50,864
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Facility loan / Term loan, including interest	16,288	12,377
Lease Liabilities	1,847	105
Financial liabilities	$ 18,135	$ 12,482